SCHEDULE OF MAJOR REVENUE GENERATING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenue	$ 126,630,277	$ 85,318,436	$ 83,724,966
Bitcoin mining	20,064,258
Less: surcharge tax	103,731	52,130	56,525
Net revenue	126,526,546	85,266,306	83,668,441
Esports Teams Operation [Member]
Product Information [Line Items]
Total revenue	11,818,097	14,725,503	21,664,621
Event Production [Member]
Product Information [Line Items]
Total revenue	31,922,001	23,285,775	9,409,795
Talent Management Service Of Third Party Online Entertainers [Member]
Product Information [Line Items]
Total revenue	62,825,921	47,307,158	52,650,550
Esports Team [Member] | Tournament Participation Of Esports [Member]
Product Information [Line Items]
Total revenue	6,397,578	8,549,677	7,699,506
Esports Team [Member] | Player Transfer and Rental Fee [Member]
Product Information [Line Items]
Total revenue	2,101,544	1,036,416	849,768
Esports Team [Member] | Sales of Branded Merchandise [Member]
Product Information [Line Items]
Total revenue	1,000,059	113,536	184,337
Esports Team [Member] | Talent Management Service of Esports [Member]
Product Information [Line Items]
Total revenue	848,418	544,639	1,115,057
Esports Team [Member] | Sponsorships and Advertising [Member]
Product Information [Line Items]
Total revenue	847,073	3,860,800	8,147,298
Esports Team [Member] | Other [Member]
Product Information [Line Items]
Total revenue	$ 623,425	$ 620,435	$ 3,668,655